STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	May 09, 2022	Nov. 15, 2022	Oct. 26, 2022	Jan. 18, 2022	Dec. 31, 2022	Jun. 30, 2022	May 05, 2022	Jan. 14, 2022	Dec. 31, 2021	Apr. 09, 2013
Common stock authorized					6,666,667				6,666,667
Preferred stock conversion shares					50,873
Common stock par value					$ 0.0001		$ 150		$ 0.0001	$ 0.0001
Common stock issued during the year					3,822,521
Common stock issued					356,587	6,667		2,667	166,667
Common stock outstanding					356,587				166,667
Total common stock sale under IPO	97,667				6,666,667
Stock issued upon conversion					14,832
Debt principal converted					$ 1,757,333
Interest accrued					$ 120,429
Series A Convertible Preferred Stocks [Member]
Number of preferred stock designated			1,526,183
Preferred stock par value			$ 0.0001
Cumulative dividend rate					7.00%
Triggering event preferred stock description					the dividend rate would increase from 7.0% to 24.0% per annum and (ii) the stated value of the Preferred Stock would increase from $0.63 per share to $0.819 per share
Debt securities price description					debt securities at a price per share equal to 70% of the offering price
Redeemption of preferred stock		on the 15th and the last day of each month, we were required to either convert or redeem 198,413 shares of Preferred Stock at the conversion price or stated value of the Preferred Stock
Debt securities		$ 4,000,000.0
Preferred stock conversion shares		50,873,000,000
Conversion price reduce			0.5936
Conversion price			$ 0.63
Initial Public Offering [Member]
Stock Option Plan				50,000	16,626
common stock underlying				2,793
Evergreen [Member]
Warrants issued to purchase common stock					66,511